Note 3 - Summary of Significant Accounting Policies - Supplemental Cash Flow Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2020 AUD ($)
Cash paid for amounts included in the measurement of liabilities
Operating cash flows from operating leases	677,235
ROU assets obtained in exchange for new operating lease liabilities